BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)  Basis of preparation and presentation

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

The Statement of Cash Flows was prepared in accordance with IAS 7 - Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.

Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months. Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.

The Board of Directors authorized the issue of these individual and consolidated financial statements at the meeting held on February 14, 2020.

c) Functional and reporting currency

The Company’s financial statements for the years ended December 31, 2019, 2018 and 2017 are presented in thousands of Brazilian Real/Reais (R$), unless otherwise stated.

The Company’s functional and reporting currency is the Brazilian Real. Transactions in foreign currency are translated into Brazilian Reais as follows: (i) assets, liabilities and shareholders' equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted at the transaction date rate.

Gains and losses from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses from the translation of monetary assets and liabilities between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the statement of income.

d) Basis of consolidation

Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and interest held in subsidiaries are fully eliminated. Investments in joint ventures are measured under the equity method in the consolidated financial statements.

On December 31, 2019 and 2018, the Company holds direct equity interests in subsidiaries and joint ventures. Selected information on the Company's investees is as follows:

Investees	Type of investment	Equity interests	Country (Headquarters)	Core activity
Terra Networks Brasil S.A. ("Terra Networks")	Subsidiary	100.00%	Brazil	Telecommunications
Telefônica Transportes e Logística Ltda ("TGLog")	Subsidiary	99.99%	Brazil	Transports and logistics
POP Internet Ltda ("POP")	Subsidiary	99.99%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Joint venture	50.00%	Brazil	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint venture	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint venture	50.00%	Brazil	Technical assistance in telecommunication networks

Terra Networks: The Company's direct and wholly-owned subsidiary on December 1, 2018 (Note 1 c.1), with headquarters in Brazil, has the purpose of providing digital services (own value-added services ("VAS") and third parties and carrier billing, as well as mobile channels for sales and relationship) and advertising.

Since September 1, 2019, Terra Networks became the direct parent company of TIS (Note 1 c.1), a company headquartered in Brazil, engaged in the exploration and provision of services and technology, information security systems, technical support and other services related to the infrastructure, technology and information.

TGLog: The Company's direct subsidiary on December 1, 2018 (Note 1 c.2), with its head office in Brazil, has as its object the provision of logistics activities; and the administration and operation of general and customs warehouses throughout the national territory, among other logistics activities.

POP: The Company's direct subsidiary with headquarters in Brazil, is engaged in the performance of activities related to information technology, internet and any other networks; hosting services and the commercial operation of websites and portals; handling, provision and storage of information and data; sale of software, hardware, telecommunication equipment and electronics; development, licensing and maintenance of information systems and routines; development of electronic commerce; creation and administration of own and/or third-party databases; sale of publicity and advertising and, banner vehicles; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association.

POP is the direct parent of Innoweb Ltda ("Innoweb"), whose business purpose is to operate as an internet provider; performing information activities; all forms of telecommunications activities, including the transmission of voice, data and information; sale of telecommunications and electronic equipment and/or accessories; and holding interest in other companies as member or shareholder, and may also form consortia and/or other forms of association.

Aliança: Joint venture, headquartered in Amsterdam, Netherlands, with 50% interest held by the Company, this entity is engaged in the acquisition and management of subsidiaries, and holding interest in companies of the telecommunications industry.

AIX: Joint venture, headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the direct and indirect operation of activities associated with the construction, completion and operation of underground networks for optical fiber ducts.

ACT: Joint venture, headquartered in Brazil, with 50% interest held by the Company, this entity is engaged in holding interest in Consórcio Refibra, and in performing activities related to the rendering of technical support services for the preparation of projects and completion of networks, by means of studies required to make them economically feasible, and monitor the progress of Consortium-related activities.

e) Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance.  Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company and its subsidiaries’ mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.

f) Significant accounting practices

Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2019 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2018, except for the changes required by the new pronouncements, interpretations and amendments approved for the IASB, which came into effect as of January 1, 2019, as follows:

Standards and amendments
Improvements to IFRS Standards	2015-2017 Cycle

IFRS 16	Leases

IFRIC 23	Uncertainty over Income Tax Treatments

Amendments to IFRS 9	Prepayment Features with Negative Compensation

Amendments to IAS 19	Plan Amendment, Curtailment or Settlement

Amendments to IAS 28	Long-term Interest in associates and Joint Ventures

The adoption of these standards, changes and interpretations did not have any significant impact on the consolidated financial statements in the initial adoption period, except for the purposes of IFRS 16 and IFRIC 23, which had significant impacts on the individual and consolidated financial position at the time of their adoption and prospectively.

The Company does not anticipate the early adoption of any pronouncement, interpretation or amendment that has been issued, before application is mandatory.

IFRS 16 Leases

IFRS 16 requires lessees to recognize assets and liabilities arising from all leases (except for short-term leases and leases of low-value assets) in the statement of financial position.

The Company is a lessee under a significant number of leases for various assets, such as towers and the respective land where they are located, circuits, offices, stores and commercial real estate.

The Company concluded its assessment of the impact of this new standard for such contracts. This analyze included an estimate of the lease term, based on the non-cancellable period and the periods covered by options to extend the lease when exercise is at the sole discretion of the Company and where such exercise is reasonably certain. This depends, to a large extent, on the specific facts and circumstances applicable to the main class of assets in the telecom industry (technology, regulation, competition, business model, among others).  The Company adopted assumptions to calculate the discount rate, which was based on the incremental borrowing rate of interest over the estimated term. The Company has not separately recognized non-lease components from lease components for those classes of assets in which non-lease components are not material with respect to the total value of the lease.

The standard allows for two transition methods: retrospectively for all periods presented, or a modified retrospective approach that the cumulative effect of adoption is recognized on the date of initial application. The Company has adopted the modified retrospective approach as a practical expedient that allows it to avoid having to re-evaluate whether a contract is or contains a lease on the date of the initial adoption of IFRS 16. It will directly apply the new requirements to all contracts that, under the current standard, have been identified as leasing contracts. Certain assumptions are permitted to be adopted on the first application in connection with the right to use, asset measurement, discount rates, impairment, leases that terminate within 12 months from the date of first adoption, direct start-up costs, and contract term of leasing.

Accordingly, the Company opted to adopt the following practical transition expedients to the new criteria: (i) use of a common discount rate for groups of contracts with similar characteristics in terms of term, contract object, currency and economic environment; (ii) non-requirement to adopt the new criteria for contracts that expire in 12 months from the date of the initial adoption; and (iii) exclusion of initial direct costs from the initial valuation of the rights-of-use assets on the date of the initial adoption.

Because of the number of contracts affected, as well as the high monetary value of future lease commitments, the adoption of IFRS 16 by the Company has had a significant impact on its financial information as of the date of its adoption (January 1, 2019), including recognition of the balance of the rights-of-use assets (Note 12) and their corresponding lease obligations (Note 19) for most of the contracts.

The following are the effects of the initial adoption of IFRS 16 on January 1, 2019:

Nominal value payable	9,999,696
Unrealized financial expenses	(1,381,624)
Present value payable	8,618,072

Current	1,711,092
Non-current	6,906,980

Initial adoption effects:
Property, plant and equipment (Note 12)	8,618,072
Loans, financing, debentures and leases (Note 20)	8,618,072

The amortization of rights-of-use assets and the recognition of interest costs over the lease obligation in the statement of incomes replaced the amounts recognized as operating lease expenses in accordance with the lease standards. The classification of lease payments in the statement of cash flows is also affected by the requirements of the new lease standard.

To facilitate the understanding and comparability of information, the Company discloses in Note 34 the consolidated income statement for the year ended December 31, 2019, excluding the effects of adopting IFRS 16.

IFRIC 23 - Uncertainties over Income Tax Treatments

IFRIC 23 (Uncertainty about income tax treatment) deals with the accounting of income tax when tax treatments involve uncertainties that affect the application of IAS 12. This interpretation clarifies that the approach that best predicts the resolution of uncertainty must be followed and specifically addresses the assumptions an entity makes about the examination of tax treatments by tax authorities and how an entity determines taxable profit, tax base, tax losses and unused tax credits and tax rates, where there is uncertainty about the treatment of the tax income.

With the application of these requirements, on January 1, 2019, the Company carried out an asset reclassification in the amount of R$68,945 between the groups "Provisions and Contingencies" and "Income Tax and Social Contribution to be collected" (notes 7 and 19).

Amendments to IFRS 9 - Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortised cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

•

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

•

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income.

Amendments to IAS 28 - Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests. The amendments also clarify that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.

Annual Improvements to IFRS Standards 2015-2017 Cycle

This text includes a number of improvements to existing IFRSs, mainly to eliminate inconsistencies and clarify the wording of some of these standards.

IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held Interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.

IFRS 11 Joint Arrangements

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.

IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity original recognized those past transactions or events.

IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

New IFRS pronouncements, issues, amendments and interpretations of the IASB

In addition to the previously issued and amended standards, at the date of preparation of these financial statements, the following issues and changes in IFRS and IFRICs had been published but were not mandatory.

Mandatory application:
annual periods
Standards and amendments		beginning on or after
Amendments to References to the Conceptual Framework in IFRS Standards		January 1, 2020
Amendments to IFRS 3	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021

The adoption of these standards, amendments and interpretations will not have a significant impact on the consolidated financial statements in the initial period of adoption.

The Company does not anticipate the early adoption for the year ended December 31, 2019 of any pronouncement, interpretation or amendment that has been issued before application is mandatory.

g) Significant accounting judgments estimates and assumptions

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's management in applying its accounting policies. These estimates are based on experience, knowledge, information available at the end of the year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.

The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: trade accounts receivable (Note 4); income and social contribution taxes (Note 7); property, plant and equipment (Note 12); intangible assets (Note 13); provision and contingencies (Note 19); net operating income (Note 24); pension plans and other post-employment benefits (Note 30); and financial instruments and risk and capital management (Note 31).